Regulation - Delayed and Postponed Regulatory Proceedings Narrative (Details) $ in Millions, $ in Millions							1 Months Ended				12 Months Ended
	Jan. 01, 2021 CAD ($) engineUnits	Jan. 01, 2021 USD ($) engineUnits	Oct. 01, 2020	Jul. 01, 2020	Jul. 01, 2019	Jul. 01, 2018	Dec. 31, 2020 CAD ($)	Oct. 31, 2020	Aug. 31, 2020	Feb. 29, 2020	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory assets							$ 3,588.0				$ 3,588.0	$ 3,383.0
ACC | TEP
Public Utilities, General Disclosures [Line Items]
ROE (percent)											9.75%	9.75%
Capital structure of common equity (percent)											50.00%
ACC | TEP | Forecast
Public Utilities, General Disclosures [Line Items]
ROE (percent)	9.15%	9.15%
Return on fair value increment (percent)	0.20%	0.20%
Capital structure of common equity (percent)	53.00%	53.00%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
ROE (percent)											8.80%	8.80%
Capital structure of common equity (percent)				50.00%	49.00%	48.00%					50.00%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
ROE (percent)											8.50%	8.50%
Capital structure of common equity (percent)											37.00%
Government Of The Turks And Caicos Islands | FortisTCI | Deferred Incremental Operating Expenses
Public Utilities, General Disclosures [Line Items]
Regulatory assets							$ 1.5				$ 1.5
Regulatory asset, amortization period							15 years
2020 Rate Order | ACC | TEP | Forecast
Public Utilities, General Disclosures [Line Items]
Approved rate increase	$ 77.0	$ 58
ROE (percent)	9.15%	9.15%
Return on fair value increment (percent)	0.20%	0.20%
Capital structure of common equity (percent)	53.00%	53.00%
Rate base	$ 3,500.0	$ 2,700
Number of natural gas engine units | engineUnits	10	10
June 2020 Rates Proceeding | PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Capital structure of common equity (percent)			50.00%	49.00%
Deferred revenue collection period			9 months
General Cost Of Capital Proceeding | AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
ROE (percent)								8.50%
Capital structure of common equity (percent)								37.00%
June 2020 Annual Rate Adjustment | Government of the Cayman Islands | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Deferred revenue collection period									2 years
February 2020 Rate Increase | Government Of The Turks And Caicos Islands | FortisTCI
Public Utilities, General Disclosures [Line Items]
Average increase on electricity rates (percent)										6.80%